9. Income tax (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Details 2Abstract
Income before income tax from continuing operations	$ 14,406,097	$ 36,171,554	$ 8,541,309
Income before income tax from discontinued operations	0	505,823	1,817,207
Income before income tax	14,406,097	36,677,377	10,358,516
At statutory income tax rate of 30%	(4,321,830)	(11,003,212)	0
At statutory income tax rate of 35%	0	0	(3,625,481)
Share of the profit of associates	175,163	(23,313)	240,131
Adjustment related to current income tax for the prior year	27,900	(8,130)	73,943
Effect related to statutory income tax rate change	82,096	282,393	2,103,769
Effect related to IFRIC 23 adoption	63,751	0	0
Effect related to the discount of income tax payable	(560,260)	1,122,483	130,070
Loss on net monetary position	(920,182)	(605,627)	(1,236,983)
Business combination tax effects	(194,965)	0	0
Others	(96,915)	(5,199)	51,380
Total	(5,745,242)	(10,240,605)	(2,263,171)
Income tax attributable to continuing operations	(5,745,242)	(10,159,632)	(1,663,201)
Income tax attributable to discontinuing operations	0	(80,973)	(599,970)
Income tax	$ (5,745,242)	$ (10,240,605)	$ (2,263,171)